Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,477,124)	$ (4,471,234)	$ (8,647,599)	$ (1,307,693)	$ 1,987,887
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	332,275	427,273	277,951	288,766
Loss on disposal of property and equipment	1,223	1,573
Principal payment of operating lease				(467)
Unrecognized deferred tax asset			161,000
Adjustment to Opening Deferred Tax Asset	23,602	30,350
Revaluation of Investment in Evvolutions LeadTech Inc.	(2,247,453)	(2,890,000)
Fees paid to Maxim for share issuance			1,348,677
Foreign currency translation	(466,211)	(599,501)	64,928
Change in operating assets and liabilities:
Account receivables	(510,600)	(656,580)	341,433	1,785,119
Contract assets	55,355	71,181	326,317	(436,852)
Other current assets and advance to suppliers	3,097,462	3,983,026	(4,495,713)	2,017
Deposits	(205,977)	(264,866)	3,210	22,425
Account payables	21,900	28,161	15,155	(32,823)
Accruals and other payables	355	456	151,336	62,660
Contract liabilities	(176,375)	(226,800)	538,024	(1,390,629)
Net cash used in operating activities	(3,551,568)	(4,566,961)	(9,915,281)	(1,007,477)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(292,068)	(375,571)	(37,263)	(18,914)
Additions in intangible assets	(8,561)	(11,008)	(397,256)	(43,272)
Purchase of equity security			(1,000,000)
Net cash used in investing activities	(300,629)	(386,579)	(1,434,519)	(62,186)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of borrowings	(199,794)	(256,915)	(245,623)	(214,208)
Proceeds from borrowings				500,000
Net movements in deferred offering expenses				(157,539)
Net movements in amounts due from related parties			429	(429)
Net movements in amounts due to directors	23,952	30,800	11	(31,365)
Proceeds from sale of public units through public offering			16,084,140
Proceeds from issuance of over-allotment shares			2,609,307
Net cash (used in) provided by from financing activities	(175,842)	(226,115)	18,448,264	96,459
Effects of exchange rate changes on cash, cash equivalents and restricted cash				40,198
Net changes in cash and cash equivalents	(4,028,039)	(5,179,655)	7,098,464	(933,006)
Cash and cash equivalents - beginning of year	6,350,177	8,165,692	1,067,228	2,000,234
Cash and cash equivalents - end of year	2,322,138	2,986,037	8,165,692	1,067,228	$ 2,000,234
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	76,993	99,005	8,304
Cash paid for interest	18,397	23,657	34,902	36,616
SUPPLEMENTAL DISCLOSURE OF NON-CASH OPERATING AND FINANCING ACTIVITIES:
Fees paid to Maxim with share issuance			1,348,677
Right-of-use assets obtained in exchange for operating lease liabilities	1,081,074	1,390,153
Revaluation of Investment in Evvolutions LeadTech Inc.	$ (2,247,453)	$ (2,890,000)